Note 7 - Risk Management - Maximum Credit Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 763,165	€ 835,567	€ 878,984
Financial Assets Held For Trading [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	29,430	31,995	37,424
Debt Securities. Financial Assets Held For Trading [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	22,573	27,166	32,825
Government. Debt Securities. Financial Assets Held For Trading [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	20,716	24,165	29,454
Credit Institutions. Debt Securities. Financial Assets Held For Trading [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	816	1,652	1,765
Other Sectors. Debt Securities. Financial Assets Held For Trading [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,041	1,349	1,606
Equity Instruments. Financial Assets Held For Trading [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	6,801	4,675	4,534
Loans and advances to customers. Financial Assets Held For Trading [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	56	154	65
Other financial assets designated at fair value through profit or loss [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	2,709	2,062	2,311
Loans and advances to customers. Other financial assets designated at fair value through profit or loss [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	648	0	62
Debt Securities. Other financial assets designated at fair value through profit or loss [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	174	142	173
Government. Debt Securities. Other financial assets designated at fair value through profit or loss [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	93	84	132
Credit Institutions. Debt Securities. Other financial assets designated at fair value through profit or loss [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	63	47	29
Other Sectors. Debt Securities. Other financial assets designated at fair value through profit or loss [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	18	11	11
Equity Instruments. Other financial assets designated at fair value through profit or loss [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,888	1,920	2,075
Available for sale financial assets [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	70,761	79,553	113,710
Debt Securities. Available for sale financial assets [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	66,273	74,739	108,448
Government. Debt Securities. Available for sale financial assets [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	53,378	55,047	81,579
Credit Institutions. Debt Securities. Available for sale financial assets [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,902	5,011	8,069
Other Sectors. Debt Securities. Available for sale financial assets [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	8,993	14,682	18,800
Equity Instruments. Available for sale financial assets [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,488	4,814	5,262
Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	444,320	482,011	490,580
Loans and advances to central banks. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	7,300	8,894	17,830
Loans and advances to credit institutions. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	26,297	31,416	29,368
Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	400,369	430,474	432,856
Government. Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	32,525	34,873	38,611
Agriculture. Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	3,876	4,312	4,315
Industry. Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	52,026	57,072	56,913
Real Estate and Construction. Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	29,671	37,002	38,964
Trade and Finance. Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	47,951	47,045	43,576
Loans to Individuals. Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	172,868	192,281	194,288
Others. Loans and advances to customers. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	61,452	57,889	56,188
Debt Securities. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	10,354	11,226	10,526
Government. Debt Securities. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	4,412	4,709	3,275
Credit Institutions. Debt Securities. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	31	37	125
Other Sectors. Debt Securities. Loans and receivables [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	5,911	6,481	7,126
Held-to-maturity investments [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	13,765	17,710	0
Government. Held-to-maturity investments [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	12,620	16,049	0
Credit Institutions. Held-to-maturity investments [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	1,056	1,515	0
Other Sectors. Held-to-maturity investments [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	89	146	0
Derivatives (trading and hedging) [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	45,628	54,122	49,350
TOTAL FINANCIAL ASSETS RISK [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	606,613	667,454	693,375
Loan commitments given [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	94,268	107,254	123,620
Financial guarantees given [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	16,545	18,267	19,176
Other commitments given [Member]
Credit Exposure Line Items
Maximum Exposure To Credit Risk	€ 45,738	€ 42,592	€ 42,813